Finance Costs	6 Months Ended
Jun. 30, 2025
Finance Costs [Abstract]
FINANCE COSTS
5.	FINANCE COSTS

	Group
	Six Months Ended June 30 2025	Six Months Ended June 30 2024
	US$	US$

Interest on convertible promissory notes	462,863	381,479